Business Segment Information - Segment Reporting Information, by Segment (Details) $ in Thousands	12 Months Ended
	Jan. 03, 2021 USD ($) segment	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	2
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 22,000	$ 22,200	$ 22,500
Capital expenditures	18,369	41,247	57,850
Identifiable assets	568,743	568,641
Stock-based compensation	2,800	2,400	3,000
Impairment and other lease charges	9,139	13,101	21,144
Continuing Operations
Segment Reporting Information [Line Items]
Revenues	315,358	363,473	376,196
Cost of sales	100,080	115,119	123,042
Restaurant wages and related expenses	74,328	84,909	87,025
Restaurant rent expense	22,773	22,050	17,457
Other restaurant operating expenses	47,823	50,274	52,144
Advertising expense	8,379	12,353	13,068
General and administrative expense	39,848	41,905	40,832
Adjusted EBITDA	25,991	39,971	44,324
Depreciation and amortization	22,009	22,186	22,457
Capital expenditures	10,483	23,122	28,964
Identifiable assets	400,242	373,737
Impairment and other lease charges	8,023	15	13,587
Restaurant Wages And Related Expenses | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	73	70	34
General and Administrative Expense | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	2,681	2,320	3,011
Restaurant Sales | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	314,112	361,693	374,381
Franchise Revenue | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	1,246	1,780	1,815
Operating Segments | Pollo Tropical | Continuing Operations
Segment Reporting Information [Line Items]
Cost of sales	100,080	115,119	123,042
Restaurant wages and related expenses	74,328	84,909	87,025
Restaurant rent expense	22,773	22,050	17,457
Other restaurant operating expenses	47,354	49,768	51,757
Advertising expense	8,384	12,358	13,068
General and administrative expense	28,622	31,023	29,621
Adjusted EBITDA	36,517	50,560	54,903
Depreciation and amortization	21,112	21,476	21,372
Capital expenditures	9,163	21,921	27,667
Identifiable assets	311,905	340,012
Impairment and other lease charges	8,023	15	13,587
Operating Segments | Pollo Tropical | Restaurant Wages And Related Expenses | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	73	70	34
Operating Segments | Pollo Tropical | General and Administrative Expense | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	1,652	1,590	1,885
Operating Segments | Pollo Tropical | Restaurant Sales | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	314,112	361,693	374,381
Operating Segments | Pollo Tropical | Franchise Revenue | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	1,246	1,780	1,815
Other | Continuing Operations
Segment Reporting Information [Line Items]
Cost of sales	0	0	0
Restaurant wages and related expenses	0	0	0
Restaurant rent expense	0	0	0
Other restaurant operating expenses	469	506	387
Advertising expense	(5)	(5)	0
General and administrative expense	11,226	10,882	11,211
Adjusted EBITDA	(10,526)	(10,589)	(10,579)
Depreciation and amortization	897	710	1,085
Capital expenditures	1,320	1,201	1,297
Identifiable assets	88,337	33,725
Impairment and other lease charges	0	0	0
Other | Restaurant Wages And Related Expenses | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	0	0	0
Other | General and Administrative Expense | Continuing Operations
Segment Reporting Information [Line Items]
Stock-based compensation	1,029	730	1,126
Other | Restaurant Sales | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	0	0	0
Other | Franchise Revenue | Continuing Operations
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 0